Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Jun. 10, 2013	Mar. 31, 2016	Mar. 31, 2015
Equity [Abstract]
Options and restricted stock, anti-dilutive		7,100,000	9,100,000
Dividends, Common stock		$ 95	$ 94
Common stock share purchase, shares		40,000,000
Common stock share repurchase, shares	32,200,000
Common stock share repurchase, per share	$ 88.96